Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) number in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 27,619,214	$ 33,819,683
Nominal contract amount of hedging instruments	208,905	193,240
Fair value of trading assets	$ 283,071	$ 255,998
Fair value of hedging assets	1,663	1,538
Gross total fair values of derivative assets	284,734	257,536
Fair value of derivative assets	242,995	207,825
Fair value of trading liabilities	278,465	252,632
Fair value of hedging liabilities	2,771	2,914
Gross total fair values of derivative liabilities	281,236	255,546
Fair value of derivative liabilities	239,497	205,835
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(41,739)	(49,711)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(41,739)	(49,711)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 8,207,629	$ 7,552,462
Nominal contract amount of hedging instruments	31,899	29,969
Fair value of trading assets	$ 84,083	$ 85,959
Fair value of hedging assets	455	458
Gross total fair values of derivative assets	84,538	86,417
Fair value of trading liabilities	84,498	82,494
Fair value of hedging liabilities	740	653
Gross total fair values of derivative liabilities	85,238	83,147
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 17,895,349	$ 24,589,916
Nominal contract amount of hedging instruments	177,006	163,271
Fair value of trading assets	$ 183,668	$ 155,293
Fair value of hedging assets	1,208	1,080
Gross total fair values of derivative assets	184,876	156,373
Fair value of trading liabilities	175,095	154,257
Fair value of hedging liabilities	2,031	2,261
Gross total fair values of derivative liabilities	177,126	156,518
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 1,077,347	$ 1,256,550
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 9,053	$ 10,198
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	9,053	10,198
Fair value of trading liabilities	11,237	10,750
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	11,237	10,750
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 345,644	$ 346,596
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 4,744	$ 3,414
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	4,744	3,414
Fair value of trading liabilities	5,597	3,776
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	5,597	3,776
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 93,245	$ 74,159
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 1,523	$ 1,134
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,523	1,134
Fair value of trading liabilities	2,038	1,355
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 2,038	$ 1,355